Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) BasisPoint Multiple	Dec. 31, 2014 USD ($) BasisPoint Multiple	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,512	$ 2,338	$ 2,680	$ 1,700
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	229,375	222,797
Fair value	$ 2,512	$ 2,338
Value (bps) | BasisPoint	110	105
Weighted-average servicing fees (bps) | BasisPoint	29	29
Multiple (value/servicing fees) | Multiple	3.79	3.62
Weighted-average note rate	4.13%	4.19%
Weighted-average age (in years)	3 years 4 months 24 days	3 years 2 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	11.30%	12.10%
Weighted-average expected life (in years)	6 years 4 months 24 days	6 years 3 months 18 days
Weighted-average discount rate	10.00%	10.10%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 26,492	$ 19,706
Fair value	$ 297	$ 213
Value (bps) | BasisPoint	112	108
Weighted-average servicing fees (bps) | BasisPoint	36	37
Multiple (value/servicing fees) | Multiple	3.11	2.92
Weighted-average note rate	4.46%	4.58%
Weighted-average age (in years)	3 years 1 month 6 days	3 years 7 months 6 days
Weighted-average expected prepayment (constant prepayment rate)	12.80%	12.80%
Weighted-average expected life (in years)	6 years 1 month 6 days	6 years 2 months 12 days
Weighted-average discount rate	11.80%	11.90%
Government [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 40,350	$ 40,471
Fair value	$ 443	$ 426
Value (bps) | BasisPoint	110	105
Weighted-average servicing fees (bps) | BasisPoint	34	33
Multiple (value/servicing fees) | Multiple	3.24	3.18
Weighted-average note rate	4.08%	4.18%
Weighted-average age (in years)	3 years 7 months 6 days	3 years 2 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	13.90%	14.80%
Weighted-average expected life (in years)	5 years 8 months 12 days	5 years 6 months
Weighted-average discount rate	11.20%	11.20%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 162,533	$ 162,620
Fair value	$ 1,772	$ 1,699
Value (bps) | BasisPoint	109	104
Weighted-average servicing fees (bps) | BasisPoint	27	27
Multiple (value/servicing fees) | Multiple	4.04	3.85
Weighted-average note rate	4.09%	4.14%
Weighted-average age (in years)	3 years 4 months 24 days	3 years 1 month 6 days
Weighted-average expected prepayment (constant prepayment rate)	10.40%	11.40%
Weighted-average expected life (in years)	6 years 7 months 6 days	6 years 6 months
Weighted-average discount rate	9.40%	9.60%